Intangible assets (Details Narrative) $ / shares in Units, R$ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Accruals	$ 5,244	$ 5,244
Other income and expenses		693
Contract provision	384	384
Accrual	309	309
Earn out price		44
Earn out received	371	371
Additional earn out price		241
Signature bonus	146
Basins returned	$ 414	$ 414		$ 2,006
Shell Brasil [Member]
IfrsStatementLineItems [Line Items]
Interest rate	40.00%	40.00%
Petrobras [Member]
IfrsStatementLineItems [Line Items]
Interest rate	60.00%	60.00%
Petrobras [Member] | Twenty Six Blocks [Member]
IfrsStatementLineItems [Line Items]
Interest rate	70.00%	70.00%
Petrobras [Member] | Three Blocks [Member]
IfrsStatementLineItems [Line Items]
Interest rate	50.00%	50.00%
Agua Marinha [Member] | Agua Marinha Petrobra [Member]
IfrsStatementLineItems [Line Items]
Interest rate	30.00%	30.00%
Agua Marinha [Member] | Total Energies [Member]
IfrsStatementLineItems [Line Items]
Interest rate	30.00%	30.00%
Agua Marinha [Member] | Petronas [Member]
IfrsStatementLineItems [Line Items]
Interest rate	20.00%	20.00%
Agua Marinha [Member] | Qatar Energy [Member]
IfrsStatementLineItems [Line Items]
Interest rate	20.00%	20.00%
Shell [Member] | Twenty Six Blocks [Member]
IfrsStatementLineItems [Line Items]
Interest rate	30.00%	30.00%
Shell [Member] | Three Blocks [Member]
IfrsStatementLineItems [Line Items]
Interest rate	30.00%	30.00%
CNOOC Brasil [member] | Three Blocks [Member]
IfrsStatementLineItems [Line Items]
Interest rate	20.00%	20.00%
Minimum [Member]
IfrsStatementLineItems [Line Items]
Average price | $ / shares	$ 40.00	$ 40.00
Maximum [Member]
IfrsStatementLineItems [Line Items]
Average price | $ / shares	$ 70.00	$ 70.00
Sudoeste De Sagitario [Member]
IfrsStatementLineItems [Line Items]
Signature bonus		$ 4
Agua Marinha [Member]
IfrsStatementLineItems [Line Items]
Signature bonus		40
Norte De Brava [Member]
IfrsStatementLineItems [Line Items]
Signature bonus		$ 102
Petrobras [Member]
IfrsStatementLineItems [Line Items]
Signature bonus	$ 24		R$ 116
Transfer Of Rights Agreement And Production Sharing Contract [Member]
IfrsStatementLineItems [Line Items]
Description of exploration rights		Petrobras signed the Production Sharing Contract for the surplus volume of the Transfer of Rights Agreement related to the Atapu field, in partnership with Shell Brasil Petróleo Ltda (25% interest) and TotalEnergies EP Brasil Ltda. (22.5% interest), and related to the Sépia field in consortium with TotalEnergies (28% interest), Petronas Petróleo Brasil Ltda. (21% interest) and QP Brasil Ltda. (21% interest), according to the results of the Second Bidding Round for the Surplus Volume of the Transfer of Rights Agreement in the Production Sharing regime, which was held on December 17, 2021.	Petrobras signed the Production Sharing Contract for the surplus volume of the Transfer of Rights Agreement related to the Atapu field, in partnership with Shell Brasil Petróleo Ltda (25% interest) and TotalEnergies EP Brasil Ltda. (22.5% interest), and related to the Sépia field in consortium with TotalEnergies (28% interest), Petronas Petróleo Brasil Ltda. (21% interest) and QP Brasil Ltda. (21% interest), according to the results of the Second Bidding Round for the Surplus Volume of the Transfer of Rights Agreement in the Production Sharing regime, which was held on December 17, 2021.
Transfer Of Rights Agreement And Production Sharing Contract [Member] | Atapu [Member]
IfrsStatementLineItems [Line Items]
Compensation paid by partners		$ 2,093
Transfer Of Rights Agreement And Production Sharing Contract [Member] | Sepia [Member]
IfrsStatementLineItems [Line Items]
Compensation paid by partners		$ 3,059